N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS


                      N/I NUMERIC INVESTORS Micro Cap Fund
                        N/I NUMERIC INVESTORS Growth Fund
                       N/I NUMERIC INVESTORS Mid Cap Fund
                   N/I NUMERIC INVESTORS Small Cap Value Fund

                  (INVESTMENT PORTFOLIOS OF THE RBB FUND, INC.)


                         Supplement dated March 1, 2002
                      to Prospectus dated December 18, 2001


REVISION RELATING TO THE OPENING OF THE N/I NUMERIC INVESTORS MICRO CAP FUND (THE "FUND") TO NEW INVESTORS EFFECTIVE MARCH 11, 2002.

                  The third paragraph under the caption "PRIMARY INVESTMENT STRATEGIES" on page 3 of the prospectus, which states in part that "the Fund is currently closed to new investors," is removed in its entirety.